RESERVES (Tables)	12 Months Ended
Sep. 30, 2019
RESERVES
Schedule of stock option transactions

		Weighted
	Number	Average
	of Options	Exercise Price*

Balance, September 30, 2016	203,126	$42.81
Options granted	(250)	(12.41)
Options expired/forfeited	(17,000)	(39.71)

Balance, September 30, 2017	185,876	$44.53
Options granted	803,400	3.94
Options expired/forfeited	(88,817)	(21.83)

Balance, September 30, 2018	900,459	$4.80
Options granted	255,000	3.77
Options expired/forfeited	(32,998)	(4.10)

Balance outstanding, September 30, 2019	1,122,461	$4.59
Balance exercisable, September 30, 2019	397,370	$5.88

Schedule of options outstanding enabling holders to acquire common shares

			Weighted average remaining
Exercise price		Number of options	contractual life (years)

	$2.20	5,000	9.70
	$3.58	12,000	9.06
	$3.81	193,000	9.37
	$4.00	552,500	8.22
C$	4.90	286,000	8.07
C$	5.06	45,000	9.37
C$	40.00	28,961	0.02*
		1,122,461	8.23

* 26,461 options expired unexercised subsequent to September 30, 2019.

Schedule of options granted and vesting with allocations to functional expense

	2019	2018	2017

Research and development expense (Note 19)	$304,786	$324,528	$(3,870)
General and administrative (Note 19)	841,921	1,076,886	762,797
	$1,146,707	$1,401,414	$758,927

Schedule of weighted average assumptions used for Black-Scholes option-pricing model valuation of stock options granted

	2019	2018	2017

Risk-free interest rate	2.55%	2.37%	—
Expected life of options	10.00 years	10.00 years	—
Expected annualized volatility	79.33%	80.89%	—
Dividend	—	—	—

Schedule of warrant transactions

		Weighted
	Number	Average
	of Warrants	Exercise Price*

Balance, September 30, 2016	354,977	$65.60
Warrants granted	7,477	42.80
Warrants expired	(12,818)	55.00

Balance, September 30, 2017	349,636	$65.38
Warrants granted	2,427,937	0.40
Warrants expired	(113,636)	66.00

Balance, September 30, 2018	2,663,937	$6.13
Warrants granted	11,919,404	0.0001
Warrants exercised	(2,188,999)	0.002
Warrants expired	(1,250)	31.17

Balance outstanding and exercisable, September 30, 2019	12,393,092	$1.31